Rydex
Dynamic Funds
C CLASS SHARES

PROSPECTUS
October 9, 2000
AS SUPPLEMENTED FEBRUARY 28, 2001

TITAN 500 FUND

TEMPEST 500 FUND

VELOCITY 100 FUND

VENTURE 100 FUND

RYDEX SERIES FUNDS

U.S. GOVERNMENT MONEY MARKET FUND
(dated October 9, 2000, as supplemented March 5, 2001)

The Securities and Exchange Commission has not approved or disapproved the
Trust’s shares or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Table of Contents

 2      Rydex Dynamic FundsOverview
 2      Titan 500 Fund
 4      Tempest 500 Fund
 6      Velocity 100 Fund
 8      Venture 100 Fund
10      Rydex Series Funds Overview
10      U.S. Government Money Market Fund
12      Additional fund information
12      The Funds' Investment Objectives
12      Advisor’s Investment Strategy in Managing the Dynamic Funds
13      Master-Feeder Investment Structure
14      Who May Want to Invest in the Rydex Dynamic Funds
15      Risks of Investing in the Funds
20      Shareholder information guide
20      Purchasing C Class Shares
20      Purchasing Shares By Exchange Transactions
21      Determination of Net Asset Value
21      Minimum Investment
22      Making Investments by Mail, Telephone, or Fax
24      Tax-Qualified Retirement Plans
24      Exchanges
25      Redeeming Fund Shares
26      Sales Charges
27      Procedures for Exchanges and Redemptions
28      Management of the Funds
30      Dividends, distributions, and taxes 30 Dividends and Distributions
30      Tax Information
32      Financial Highlights
37      Benchmark Information

RYDEX DYNAMIC FUNDS

C CLASS SHARES

9601 BLACKWELL ROAD, Suite 500, Rockville, Maryland 20850
800.820.0888 • 301.296.5100 • www.rydexfunds.com

     Rydex Dynamic Funds (the “Trust”) is a mutual fund complex with a number of separate investment portfolios, four of which are described in this Prospectus (the “Dynamic Funds”). In addition, the Rydex U.S. Government Money Market Fund (the “Money Market Fund”) is a portfolio within Rydex Series Funds, a separate mutual fund in the Rydex Family of Funds (together with the Dynamic Funds, the “Funds”). C Class Shares of the Funds are sold primarily through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange and redeem shares of the Funds through the Rydex Web site – www.rydexfunds.com – and over the phone.

The Funds’ Investment Objectives

Each Fund has a separate investment objective. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval.

Risks of Investing in the Funds

The value of the Funds may fluctuate. In addition, Fund shares:

     • may decline in value, and you may lose money
     • are not federally insured
     • are not guaranteed by any government agency
     • are not bank deposits
     • are not guaranteed to achieve their objectives.

RYDEX DYNAMIC FUNDS OVERVIEW

Titan 500 Fund

Fund Objective
The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “S&P 500 Index”). If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund’s shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund’s shares should go down by 10% on that day).

Investment Strategy
The Fund pursues its investment objective through what is referred to as a “master-feeder arrangement.” The Fund invests all of its assets in the Titan 500 Master Fund, a separate series of the Trust with an identical investment objective. The Titan 500 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Titan 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Titan 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Titan 500 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations
The Titan 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk – The equity markets are volatile, and the value of the Fund’s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk–The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk –The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk –The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk –If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Titan 500 Fund.

SHAREHOLDER FEES
Maximum Deferred Sales Charge (Load)*
(as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) †
Management Fees	.90%
Distribution (12b-1) and shareholder service fees	1.00%
Other Expenses**	.60%
Total Annual Fund Operating Expenses	2.50%
* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000. The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase.
** Other expenses are estimated.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Titan 500 Master Fund

Example
This Example is intended to help you compare the cost of investing in the C Class Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TITAN 500 FUND ..................................   1 YEAR   3 YEARS  5 YEARS  10 YEARS
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:   $  363   $  806   $1,376   $2,924

IF YOU DO NOT SELL YOUR
SHARES AT THE END OF
THE PERIOD: .....................................   $  263   $  806   $1,376   $2,924

Tempest 500 Fund

Fund Objective
The Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of the value of any decrease in the S&P 500 Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the S&P 500 Index increases, the value of the Fund’s shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund’s shares should go down by 10% on that day).

Investment Strategy
The Fund pursues its investment objective through what is referred to as a “master-feeder arrangement.” The Fund invests all of its assets in the Tempest 500 Master Fund, a separate series of the Trust with an identical investment objective.
The Tempest 500 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Tempest 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Tempest 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Tempest 500 Master Fund also may enter into repurchase agreements.

Risk Considerations
The Tempest 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk – The equity markets are volatile, and the value of the Fund’s futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund’s short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the S&P 500 Index to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes up.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Tempest 500 Fund.

SHAREHOLDER FEES
Maximum Deferred Sales Charge (Load)*
(as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) †
Management Fees	.90%
Distribution (12b-1) and shareholder service fees	1.00%
Other Expenses**	.60%
Total Annual Fund Operating Expenses	2.50%
* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000. The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase.
** Other expenses are estimated.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Tempest 500 Master Fund

Example
This Example is intended to help you compare the cost of investing in the C Class Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TEMPEST 500 fund ................................   1 Year   3 Years  5 YEARS  10 YEARS
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:   $  363   $  806   $1,376   $2,924

IF YOU DO NOT SELL YOUR
SHARES AT THE END OF
THE PERIOD: .....................................   $  263   $  806   $1,376   $2,924

Velocity 100 Fund

Fund Objective
The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ 100 Index® (the “NASDAQ 100 Index”) . If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index. When the value of the NASDAQ 100 Index declines, the value of the Fund’s shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the NASDAQ 100 Index goes down by 5%, the value of the Fund’s shares should go down by 10% on that day).

Investment Strategy
The Fund pursues its investment objective through what is referred to as a “master-feeder arrangement.” The Fund invests all of its assets in the Velocity 100 Master Fund, a separate series of the Trust with an identical investment objective. The Velocity 100 Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Velocity 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Velocity 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Velocity 100 Master Fund also may purchase equity securities and enter into repurchase agreements.

Risk Considerations
The Velocity 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk – The equity markets are volatile, and the value of the Fund’s futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk – The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk –If a tradinghalt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the NASDAQ 100 Index to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index goes down.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year.

Fees and Expenses This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Velocity 100 Fund.

SHAREHOLDER FEES
Maximum Deferred Sales Charge (Load)*
(as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) †
Management Fees	.90%
Distribution (12b-1) and shareholder service fees	1.00%
Other Expenses**	.60%
Total Annual Fund Operating Expenses	2.50%
* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000. The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase.
** Other expenses are estimated.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Velocity 100 Master Fund

Example
This Example is intended to help you compare the cost of investing in the C Class Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     VELOCITY 100 FUND ...............................   1 YEAR   3 YEARS  5 YEARS  10 YEARS
     IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:   $  363   $  806   $1,376   $2,924

     IF YOU DO NOT SELL YOUR
     SHARES AT THE END OF
     THE PERIOD: .....................................   $  263   $  806   $1,376   $2,924

Venture 100 Fund

Fund Objective
The Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) performance of the NASDAQ 100 Index. If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of the value of any decrease in the NASDAQ 100 Index (e.g., if the NASDAQ 100 Index goes down by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the NASDAQ 100 Index increases, the value of the Fund’s shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the NASDAQ 100 Index goes up by 5%, the value of the Fund’s shares should go down by 10% on that day).

Investment Strategy
The Fund pursues its investment objective through what is referred to as a “master-feeder arrangement.” The Fund invests all of its assets in the Venture 100 Master Fund, a separate series of the Trust with an identical investment objective. The Venture 100 Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Venture 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Venture 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Venture 100 Master Fund also may enter into repurchase agreements.

Risk Considerations
The Venture 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

Equity Risk – The equity markets are volatile, and the value of the Fund’s futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund’s short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

Leveraging Risk –The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

Swap Counterparty Credit Risk – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk –The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk –If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

Investor Profile
Investors who expect the NASDAQ 100 Index to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index goes up.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Venture 100 Fund.

SHAREHOLDER FEES
Maximum Deferred Sales Charge (Load)*
(as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) †
Management Fees	.90%
Distribution (12b-1) and shareholder service fees	1.00%
Other Expenses**	.60%
Total Annual Fund Operating Expenses	2.50%
* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000. The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase.
** Other expenses are estimated.
† This table and the example include both the fees paid by the Fund and its share of the fees of the Venture 100 Master Fund

Example

This Example is intended to help you compare the cost of investing in the C Class Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

VENTURE 100 FUND ................................   1 Year   3 Years  5 YEARS  10 YEARS
IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:   $  363   $  806   $1,376   $2,924

IF YOU DO NOT SELL YOUR
SHARES AT THE END OF
    THE PERIOD: .................................   $  263   $  806   $1,376   $2,924

U.S. Government Money Market Fund

Fund Objective
The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

Investment Strategy
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under Securities and Exchange Commission (“SEC”) rules which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Risk Considerations
The Fund is subject to the following risks that will potentially affect the value of its shares:

Interest Rate Risk – Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

Stable Price per Share Risk – The Fund’s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing both the year-to-year performance of the Fund’s Investor Class Shares and the Fund’s average annual returns, compared to the performance of an appropriate broad-based index, over different periods of time. Performance of the Fund’s C Class Shares would differ only to the extent that each Class has different expenses. Past performance is no guarantee of future results.

U.S. Government Money Market Fund

*The year-to-date return for the period from January 1, 2000 through June 30, 2000 is 2.51%.

Average Annual Total Return 1 ( for periods ended December 31, 1999)

                                                          Since Inception
                                      1 Year      5 Year    (12/03/93)
     Investor Class Shares             4.25%       4.60%       4.31%
     90-Day Treasury Composite2        4.64%       5.00%       4.84%
     1 These figures assume the reinvestment of dividends and capital gains distributions.
     2 The 90-day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance.

Yield

Call (800) 820-0888 or visit www.rydexfunds.com for the Fund’s current yield.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the U.S. Government Money Market Fund.
Investor Class
Shareholder Fees
MAXIMUM DEFERRED SALES CHARGE (LOAD)*
(as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%
Annual Fund Operating Expenses(expenses that are deducted from Fund assets)
Management Fees	.50%
Distribution (12b-1) and shareholder service Fees	1.00%
Other Expenses	.38%
Total Annual Fund Operating Expenses	1.88%
* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000. The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase.

Example

This example is intended to help you compare the cost of investing in the C Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     U.S. Government money market fund           1 Year   3 Years   5 YEARS   10 YEARS
     IF YOU SELL YOUR SHARES
     AT THE END OF THE PERIOD: ...............   $297      $610     $1,049    $2,266

     IF YOU DO NOT SELL YOUR
     SHARES AT THE END OF
     THE PERIOD: .............................   $197      $610     $1,049    $2,266

The Funds’ Investment Objectives

Each Dynamic Fund’s objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each Dynamic Fund is set forth below:

     Fund Name           Benchmark
     Titan 500 Fund      200% of the performance, measured on a daily basis, of
                         the S&P 500 Index

     Tempest 500 Fund    200% of the inverse (opposite) performance, measured on
                         a daily basis, of the S&P 500 Index

     Velocity 100 Fund   200% of the performance, measured on a daily basis, of
                         the NASDAQ 100 Index

     Venture 100 Fund    200% of the inverse (opposite) performance, measured on
                         a daily basis, of the NASDAQ 100 Index

A Brief Guide to the Benchmarks

The S&P 500 Index. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis.

The NASDAQ 100 Index. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”).

Advisor’s Investment Strategy in Managing the Dynamic Funds

In managing the Dynamic Funds, Rydex Global Advisors (the “Advisor”) uses a “passive” investment strategy to manage each Fund’s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective is to match the performance of each Fund’s benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund’s assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Dynamic Funds’ investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500 Fund’s and the Venture 100 Fund’s performance to inversely correlate to 200% of the performance of the S&P 500 Index and the NASDAQ 100 Index, respectively.

Master-Feeder Investment Structure

As discussed in their respective Fund Overviews, the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a “master-feeder arrangement.” The predecessor Titan 500, Tempest 500, Velocity 100, and Venture 100 Funds were reorganized into this master-feeder structure on December 31, 2000. As a result of the reorganization the predecessor Funds sold all of their assets and liabilities to the Master Funds in exchange for shares of the new Titan 500, Tempest 500, Velocity 100, and Venture 100 Feeder Funds.

Under the master-feeder arrangement, a Fund’s investment portfolio is comprised solely of shares of a “master fund,” which is a separate mutual fund that has an identical investment objective, e.g., the Titan 500 Fund acts as a “feeder fund,” holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund’s investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, the Advisor has adjusted its fees in order to avoid any “layering” of fees, e.g., each Fund’s Total Annual Operating Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the Advisor may choose to discontinue investing through the master-feeder arrangement and resume managing the Funds directly if the Trust’s Board of Trustees determines that doing so would be in the best interests of shareholders.

Who May Want to Invest in the Rydex Dynamic Funds

INVESTORS SEEK TO UTILIZE "CONSISTENTLY APPLIED LEVERAGE"
The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index’s daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

DYNAMIC ASSET ALLOCATORS
The Dynamic Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

STRATEGIC ASSET ALLOCATORS
The Dynamic Funds may be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds’ investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the S&P 500‘s or NASDAQ 100‘s daily return because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500 Index fund. Alternatively, that same investor could invest half that amount – $25,000 – in the Titan 500 Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

Risks of Investing in the Funds

As indicated below, the Funds (which includes their respective “master fund”) are subject to a number of risks that may affect the value of the Funds’ shares.

EQUITY RISK
All Dynamic Funds – The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK
All Dynamic Funds – Each Fund is non-diversified and may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK
All Dynamic Funds – None of the Funds will invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the index underlying a Fund’s benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund’s and the Venture 100 Fund’s benchmark—the NASDAQ 100 Index—is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that the Fund will be more susceptible to the risks associated with those issuers (or that industry) than a fund that does not concentrate its investments.

TRACKING ERROR RISK
All Dynamic Funds – While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds’ investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds’ returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK
All Dynamic Funds – The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (“CME”), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract’s price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a “fair-value” method to price its outstanding contracts.

FUTURES AND OPTIONS RISK
All Dynamic Funds – The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS
Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS
The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

THE RISKS ASSOCIATED WITH THE FUND´S USE OF FUTURES AND OPTIONS CONTRACTS INCLUDE:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK
All Dynamic Funds – The normal close of trading of securities listed on NASDAQ and the New York Stock Exchange (“NYSE”) is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK
Tempest 500 Fund and Venture 100 Fund – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAPS
All Dynamic Funds – The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Role of the Money Market Fund

In order to purchase shares of the Dynamic Funds, investors may first have to purchase shares of the Money Market Fund. The Money Market Fund shares may then be exchanged for shares of the Dynamic Funds. Investors may make subsequent exchanges directly from one or more Dynamic Funds to other Dynamic Funds. Investors wishing to exchange Dynamic Fund shares for shares of other Rydex Funds, not included in the Dynamic Funds complex, must first exchange shares of the Dynamic Funds for shares of the Money Market Fund. For additional information, please see “Purchasing Shares by Exchange Transactions.”

C Class Shares of the Money Market Fund are primarily utilized by individuals investing through certain financial intermediaries, who provide distribution and/or shareholder services to their customers. To find out if shares of the Dynamic Funds may be purchased directly, without first purchasing shares of the Money Market Fund, investors should check with their financial intermediaries.

PURCHASING C CLASS SHARES
You may acquire C Class Shares of the Dynamic Funds either through a financial intermediary or directly through the transfer agent. You are encouraged to consult with a financial intermediary who can open an account for you and help you with your financial decisions. In most cases, you may only invest in a Dynamic Fund through an exchange transaction as described below. Nonetheless, you may be able to purchase shares of the Dynamic Funds without first purchasing shares of the Money Market Fund. Please contact your financial intermediary directly for more information and to determine if this option is available to you.

PURCHASING SHARES BY EXCHANGE TRANSACTIONS
(Shares of the funds are available primarily through exchanges)

• Investors generally need to make two separate transactions to acquire shares of the Dynamic Funds. First, you must purchase shares of the Money Market Fund. Then, you may acquire shares of the Dynamic Funds by exchanging your Money Market Fund shares. There are no fees for these transactions.

• You can acquire shares through exchange transactions among the Dynamic Funds or with the Money Market Fund.

• Investors may purchase shares of the Money Market Fund and make exchanges on any day that the NYSE is open for business (a “Business Day”).

• You may purchase shares of the Money Market Fund by check or bank wire transfer. Once you open an account, you may make subsequent wire purchases by telephone. Procedures for purchasing shares of the Money Market Fund by mail, telephone or fax are discussed in more detail in the “Making Investments by Mail, Telephone or Fax” section.

• Shareholders may acquire shares of the Funds through exchange transactions by using the Rydex Web site – www.rydexfunds.com. By using this option, you can direct your requests for exchange transactions to the transfer agent by following the directions described on the Rydex Web site.

• You may only purchase shares of the Dynamic Funds by exchange at any Business Day’s afternoon NAV if your investment in the Money Market Fund is processed at that Business Day’s midday NAV.

• Initial applications and investments, as well as subsequent investments, in the Money Market Fund must be received in good form by the transfer agent, on any Business Day, at or prior to 1:00 p.m., Eastern Time in order to be processed at that Business Day’s midday NAV. An initial application that is sent to the transfer agent does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the transfer agent.

Procedures for subsequent exchanges from the Money Market Fund into the Dynamic Funds (and exchanges among the Dynamic Funds) are discussed in more detail in the “Exchanges” section.

Determination of Net Asset Value

The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after your exchange request is processed by the transfer agent. NAV is calculated by (1) taking the current market value of a Fund’s total assets, (2) subtracting the liabilities, and (3) dividing the amount by the total number of shares owned by shareholders. No sales charges are imposed on initial or subsequent investments in a Fund.

The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly-scheduled close of normal trading of the New York Stock Exchange (normally, 4:00 p.m., Eastern Time). The Money Market Fund calculates its NAV twice each Business Day, first at midday and again in the afternoon. The midday NAV is calculated at 1:00 p.m., Eastern Time and the afternoon NAV is calculated as of the regularly-scheduled close of normal trading of the New York Stock Exchange (normally, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund’s securities or other investments are primarily traded closes early, NAV may be calculated earlier. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex Web site. To receive the current NAV, the transfer agent must receive your purchase order before the cutoff times specified in the “Exchanges” section for each method of investing. Intermediaries may have earlier cutoff times. In addition, intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary.

Minimum Investment

The minimum initial investment in C Class Shares is $1,000 for all IRA, Roth IRA and other retirement accounts and $2,500 for all other accounts. The transfer agent, at its discretion, may accept lesser amounts in certain circumstances. There is no minimum amount for subsequent investments in the Funds. The Funds reserve the right to modify the minimum investment requirements at any time. The Funds also reserve the right to reject or refuse, at the Fund’s discretion, any order for the purchase of a Fund’s shares in whole or in part.

Making Investments by Mail, Telephone, or Fax

You may open an account in the Money Market Fund by mail or fax and, once you open an account, make subsequent purchases by telephone. You may make initial investments in the Money Market Fund by printing out the Account Application Agreement located on the Rydex Web site, completing it offline and sending it by mail or fax to the transfer agent. You may also obtain an Account Application Agreement by calling 800.820.0888 or 301.296.5100. Investors must also make arrangements for payment by either bank wire transfer or check using the procedures described below.

Investments by mail, telephone or fax for both initial investments and subsequent investments in the Money Market Fund must be received in good form by the transfer agent, on any Business Day, at or prior to 1:00 p.m. to be processed in the Money Market Fund at that Business Day’s midday NAV and at or prior to 3:45 p.m. to be processed at that Business Day’s afternoon NAV. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

Procedures for payment by either bank wire transfer or check are as follows:

BY BANK WIRE TRANSFER
First, fill out the Account Application Agreement and send the completed application, along with a request for a shareholder account number, to the transfer agent. You do not need to fill out an Account Application Agreement to make subsequent investments in the Money Market Fund. Then, request that your bank wire transfer the purchase amount to our custodian by using the following instructions:

Firstar
Cincinnati,Ohio
Routing Number: 0420-00013
For Account of: Rydex Series Funds C Class Shares- U.S. Government Money Market Fund
Account Number: 48038-9030
[Your Name]
[Your Shareholder Account Number]

After instructing your bank to transfer money by wire for both initial and subsequent purchases into the Money Market Fund, you must contact the transfer agent by telephone at 800.820.0888 and inform the transfer agent as to the amount that you have transferred and the name of the bank sending the transfer in order to obtain same-day or midday pricing or credit. For initial purchases, you must also supply the time the wire was sent and the Fed Wire reference number. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss that the Fund incurs.

First, fill out the Account Application Agreement and send the completed application, along with a request for a shareholder account number, to the transfer agent. Then mail your check, payable to: Rydex Series Funds - U.S. Government Money Market Fund, along with the application, to:

Rydex Series Funds C Class Shares
U.S. Government Money Market Fund
Attn:Operations Department
9601 Blackwell Road, Suite500
Rockville, Maryland 20850

The transfer agent will not process your request until it receives your check. You may avoid a delay in processing your purchase request by purchasing shares by wire. In addition to charges described elsewhere in this prospectus, the transfer agent also may charge $50 for checks returned for insufficient or uncollectible funds.

Tax-Qualified Retirement Plans

Investors may purchase shares of the Money Market Fund (and make subsequent exchanges) through any of the following types of tax-qualified retirement plans:
• Individual Retirement Accounts (IRAs, including Roth IRAs)
• Keogh Accounts - Defined Contribution Plans (Profit Sharing Plans)
• Keogh Accounts - Pension Plans (Money Purchase Plans)
• Internal Revenue Code Section 403(b) Plans
Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 800.820.0888 or 301.296.5100.

Exchanges

You may exchange C Class Shares of any Dynamic Fund for C Class Shares of any other Dynamic Fund that currently offers shares on the basis of the respective net asset values of the shares involved. You may also acquire shares of the Dynamic Funds through exchanges with the Money Market Fund. Exchanges may be made subject to the procedures set forth below.

To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Funds involved in the exchange transaction. Electronic investors should review the instructions on the Rydex Web site for more information regarding procedures for exchanges made via the Internet.

Exchange requests are processed at the NAV next determined after their receipt by the transfer agent. Exchange requests received before 10:30 a.m. by the transfer agent will be processed and communicated to a Dynamic Fund in time for its 10:45 a.m. determination of NAV. Exchange requests received before 3:45 p.m. by the transfer agent (3:55 p.m. for electronic investors) will be processed and communicated to a Fund in time for its 4:00 p.m. determination of NAV. The exchange privilege may be modified or discontinued at any time.

Redeeming Fund Shares

GENERAL
You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent receives your redemption request (subject to applicable account minimums). Each Fund may allow you to redeem your shares via the Internet by following the procedures set forth on the Rydex Web site. Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent’s receipt of your request. For investments made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that payment has been collected (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire. Telephone redemptions will be sent only to your address or your bank account (as listed in the transfer agent’s records). Each Fund may charge $15.00 for certain wire transfers of redemption proceeds.

You may also redeem your shares by letter or by telephone subject to the procedures and fees set forth in “Procedures for Exchanges and Redemptions.”

The proceeds of redemption requests will be sent directly to your address (as listed in the transfer agent’s records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the transfer agent’s records), this request must be in writing and must include an original signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

INVOLUNTARY REDEMPTIONS
Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds advised by the Advisor drops below the required minimum, each Fund reserves the right to redeem your remaining shares without any additional notification to you.

SUSPENSION OF REDEMPTIONS
With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange (“CBOE”) is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day at which NAV is determined and by when purchase and redemption orders must be received.

SALES CHARGES
You can buy C Class Shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF THE CDSC
The CDSC will be waived for the redemption of C Class Shares:

  purchased through a financial intermediary that has entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase;
  purchased by reinvesting dividends;
  following the death or disability of a shareholder;
  that, in the aggregate, do not exceed 10% of the initial value of each purchase into the account; and
  resulting from the Trust’s right to redeem accounts
  that maintain a balance below the current applicable minimum investment. The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

Distribution and Shareholder Services Plan —
The Funds have adopted a Distribution and Shareholder Services Plan (the “C Class Plan”) applicable to C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the “Distributor”) retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year’s service and distribution fees. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

Procedures for exchanges and redemptions
You should follow the procedures described on the Rydex Web site for all exchanges and redemptions allowed via the Internet. The transfer agent anticipates that most shareholders will make exchange and redemption requests via the Internet through the Rydex Web site.

You may also request redemptions and exchanges by mail or telephone. Written requests for redemptions and exchanges should be sent to:

Rydex Dynamic Funds
Attn: Operations Department
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Requests should be signed by the record owner or owners.)

Telephone redemption and exchange requests may be made by calling 800.820.0888 or 301.296.5100 by the cutoff time specified in the “Exchanges” section for exchanges between Funds, on any Business Day. The transfer agent’s offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day. The Funds reserve the right to suspend the right of redemption as described in the previous section.

If you own shares that are registered in your intermediary’s name, and you want to either transfer the registration to another intermediary or register the shares in your name, contact your intermediary for instructions to make this change.

CONFIRMATION OF SHAREHOLDER TRANSACTIONS
You will receive confirmation of your investment transactions. The transfer agent may allow you to choose to receive your confirmation either electronically or through the mail by following the instructions made available on the Rydex Web site. If you consent to receive electronic confirmation of your transactions, you may print a copy of the electronic confirmation you receive for your records. Shareholders who consent to receive all communications (such as trade confirmations; prospectuses and shareholder reports; etc.) from the Funds through the Rydex Web site or other electronic means must:

  Have and maintain access to the Rydex Web site and provide the transfer agent with a valid and current e-mail address.

  Notify the transfer agent immediately if they no longer have access to the Rydex Web site, change their e-mail address or wish to revoke their consent to receive all communications from the Funds through the Rydex Web site or other electronic means.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. Once you revoke such consent you will receive all shareholder communications through the mail.

TRANSACTIONS OVER THE INTERNET OR TELEPHONE
Internet and telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the transfer agent has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and of telephone callers and authenticity of instructions. As a result, neither the Funds nor the transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests via the Internet or telephone, you will generally bear the risk of any loss. If you are unable to reach the transfer agent by Internet or by calling 800.820.0888 or 301.296.5100, you may want to try to reach the transfer agent by other means.

MANAGEMENT OF THE FUNDS

The Investment Advisor
Rydex Global Advisors with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds.

CHAIRMAN OF THE BOARD AND PRESIDENT OF THE ADVISOR

Albert P. Viragh, Jr., owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program.

The Trustees of both, the Trust and the Rydex Series Funds, supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

Under investment advisory agreements with the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, as set forth below:

     Fund                                            Advisory Fee
     Titan 500 Fund                                          .90%
     Tempest 500 Fund                                        .90%
     Velocity 100 Fund                                       .90%
     Venture 100 Fund                                        .90%
     U.S. Government Money Market Fund                       .50%
  Each Dynamic Fund is managed by a team and no one person is responsible for making investment decisions for a Fund.
  The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of fund shares.
  The Advisor has voluntarily agreed to maintain the actual Total Annual Operating Expenses of the C Class Shares of the Dynamic Funds at an “expense cap” of 2.50% (before sales charge). This means that the Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 2.50%. Because the Advisor’s agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of C Class Shares of any Fund and 2.50% (before sales charge) to recapture any of its prior reimbursements.

Dividends and Distributions

Income dividends, if any, are paid at least annually by each of the Funds, except the Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

You will receive dividends and distributions in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the transfer agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the transfer agent receives your written notice. To cancel your election, simply send written notice to the transfer agent.

Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. This is not intended to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in each Statement of Additional Information (“SAI”). You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS
Each Fund will distribute substantially all of its income. The income dividends you receive from the Funds will be taxed as ordinary income whether you receive the dividends in cash or in additional shares.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.

Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year. Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS
Each sale, exchange, or redemption of Fund shares is a taxable event to you. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS
A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.
Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

U.S. Government Money Market Fund

The financial highlights tables are intended to help you understand the Money Market Fund’s financial performance for the past five years. Certain information reflects financial results for a single Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Rydex Series Funds’ 2000 Annual Report. The 2000 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)
                                    Year    Year     Year    Period    Year
                                    ended   ended    ended    ended    ended
Investor  class                    3/31/00 3/31/99  3/31/98 3/31/97*  6/30/96
per share operating performance+:
Net asset value,
beginning of period                 $1.00   $1.00    $1.00    $1.00    $1.00
Net investment income (loss)          .04      .04      .04     .03      .04
   Net increase in net asset
   value resulting from
   operations                         .04      .04      .04     .03      .04
   Distributions to shareholders
   from net investment income        (.04)    (.04)    (.04)   (.03)    (.04)
Net increase in net asset value       .00      .00      .00     .00      .00
Net asset value, end of period      $1.00    $1.00    $1.00   $1.00    $1.00

Total investment return (%)          4.48     4.55     4.69  4.39**     4.60
Ratios to average net assets
   Gross expenses (%)                 .89      .84      .89   .86**        -
   Net expenses (%)                   .88      .83      .89   .86**      .99
   Net investment income (%)         4.36     4.37     4.37  4.06**     4.18
Supplementary data
   Net assets, end of period
   (000's omitted)               $686,198 $949,802 $253,295 $283,553 $153,925

+ Calculated using the average daily shares outstanding for the year.
 * During 1997, the Trust changed its fiscal year end from June 30 to March 31.
   Accordingly, the period ended March 31, 1997 reflects nine months of activity.
** Annualized

TITAN 500 Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for its (and its predecessor’s) period of operations. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. On December 31, 2000 the Fund acquired all of the assets and liabilities of the predecessor Titan 500 Fund as a result of the master-feeder reorganization. This information has not been audited. The 2000 Semi-Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Semi-Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)
                                                               PERIOD
H  class                                                        ended
TITAN 500 FUND*                                                6/30/00
______________________________________________________________________
Per share operating performance ++:
Net asset value, beginning of period                           $25.00
Net investment income                                             .06
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES         1.01
Net increase  (DECREASE) in net asset
VALUE RESULTING FROM OPERATIONS                                  1.07
DISTRIBUTIONS TO SHAREHOLDERS                                    -
Net increase  (DECREASE) in net asset value                      1.07
Net asset value, end of period                                 $26.07
______________________________________________________________________
Total investment return                                         4.28%
Ratios to average net assets
   Gross expenses                                               8.18%**
   Net expenses                                                 1.75%**
   Net investment income                                        2.02%**
Supplementary data
   PORTFOLIO TURNOVER RATE                                       0%***
   Net assets, end of period (000's omitted)                  $16,311
______________________________________________________________________
 *   Commencement of Operations: May 19, 2000
 **  Annualized
 *** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
  ++ Calculated using the average daily shares outstanding for the period.

TEMPEST 500 Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for its (and its predecessor’s) period of operations. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. On December 31, 2000 the Fund acquired all of the assets and liabilities of the predecessor Tempest 500 Fund as a result of the master-feeder reorganization. This information has not been audited. The 2000 Semi-Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Semi-Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)
                                                               PERIOD
H  class                                                        ended
TEMPEST 500 FUND*                                              6/30/00
______________________________________________________________________
Per share operating performance ++:
Net asset value, beginning of period                           $50.00
Net investment income                                             .15
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES        (3.17)
Net increase  (DECREASE) in net asset value
RESULTING FROM OPERATIONS                                       (3.02)
DISTRIBUTIONS TO SHAREHOLDERS                                    -
Net increase  (DECREASE) in net asset value                     (3.02)
Net asset value, end of period                                 $46.98
______________________________________________________________________
Total investment return                                        (6.04)%
Ratios to average net assets
   Gross expenses                                               9.02%**
   Net expenses                                                 1.75%**
   Net investment income                                        2.92%**
Supplementary data
   PORTFOLIO TURNOVER RATE                                       0%***
   Net assets, end of period (000's omitted)                   $12,561
______________________________________________________________________
*   Commencement of Operations: May 19, 2000
**  Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
++ Calculated using the average daily shares outstanding for the period.>

VELOCITY 100 FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for its (and its predecessor’s) period of operations. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. On December 31, 2000 the Fund acquired all of the assets and liabilities of the predecessor Velocity 100 Fund as a result of the master-feeder reorganization. This information has not been audited. The 2000 Semi-Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Semi-Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)
                                                               PERIOD
H  CLASS                                                        ended
Velocity 100 FUND*                                             6/30/00
_________________________________________________________________________
per share operating performance ++:
Net asset value, beginning of period                           $25.00
Net investment income                                             .10
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES         8.29
Net increase  (DECREASE) in net asset value
RESULTING FROM OPERATIONS                                        8.39
DISTRIBUTIONS TO SHAREHOLDERS                                    -
Net increase  (DECREASE) in net asset value                      8.39
Net asset value, end of period                                 $33.39
_________________________________________________________________________
Total investment return                                        33.56%
Ratios to average net assets
   Gross expenses                                               4.88%**
   Net expenses                                                 1.74%**
   Net investment income                                        3.19%**
Supplementary data
   PORTFOLIO TURNOVER RATE                                       0%***
   Net assets, end of period (000's omitted)                  $49,303
_________________________________________________________________________
 *   Commencement of Operations: May 24, 2000
 **  Annualized
 *** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
 ++ Calculated using the average daily shares outstanding for the period.

VENTURE 100 FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for its (and its predecessor’s) period of operations. Certain information reflects financial results for a single H Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H Class Share of the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. On December 31, 2000 the Fund acquired all of the assets and liabilities of the predecessor Venture 100 Fund as a result of the master-feeder reorganization. This information has not been audited. The 2000 Semi-Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The Semi-Annual Report is incorporated by reference in the SAI.

(For a share outstanding throughout each period)
                                                               PERIOD
H  CLASS                                                        ended
Venture 100 FUND*                                              6/30/00
_________________________________________________________________________
per share operating performance ++:
Net asset value, beginning of period                           $50.00
Net investment income                                             .22
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES       (21.25)
Net increase  (DECREASE) in net asset value
RESULTING FROM OPERATIONS                                      (21.03)
DISTRIBUTIONS TO SHAREHOLDERS                                    -
Net increase  (DECREASE) in net asset value                    (21.03)
Net asset value, end of period                                 $28.97
_________________________________________________________________________
Total investment return                                        (42.06)%
Ratios to average net assets
   Gross expenses                                              13.79%**
   Net expenses                                                 1.73%**
   Net investment income                                        6.48%**
Supplementary data
   PORTFOLIO TURNOVER RATE                                       0%***
   Net assets, end of period (000's omitted)                   $4,181
_________________________________________________________________________
 *   Commencement of Operations: May 23, 2000
 **  Annualized
 *** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
  ++ Calculated using the average daily shares outstanding for the period.>

Neither Titan 500 nor Tempest 500 is sponsored, endorsed, sold, or promoted by S&P; and neither Velocity 100 nor Venture 100 is sponsored, endorsed, sold, or promoted by NASDAQ or any of NASDAQ’s affiliates (NASDAQ and its affiliates hereinafter collectively referred to as “NASDAQ”).

Neither S&P nor NASDAQ makes any representation or warranty, implied or express, to the investors in the Funds, or any member of the public, regarding the advisability of investing in index funds or the ability of the S&P 500 Index or the NASDAQ 100 Index, respectively, to track general stock market performance.

Neither S&P nor NASDAQ guarantees the accuracy and/or the completeness of the S&P 500 Index and NASDAQ 100 Index, respectively, or any date included therein.

Neither S&P nor NASDAQ makes any warranty, express or implied, as to results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the S&P 500 Index or the NASDAQ 100 Index, respectively, or any data included therein.

Neither S&P nor NASDAQ makes any express or implied warranties of merchantability or fitness for a particular purpose for use with respect to the S&P 500 Index or the NASDAQ 100 Index, respectively, or any data included therein.

Neither S&P nor NASDAQ makes any express or implied warranties of merchantability or fitness for a particular purpose for use with respect to the S&P 500 Index or the NASDAQ 100 Index, respectively, or any data included therein.

Back Cover

Additional information about the Dynamic Funds is included in the SAI dated January 1, 2001, which contains more detailed information about the Dynamic Funds. Additional information about the Money Market Fund is included in an SAI dated August 1, 2000, as supplemented October 9, 2000 which contains more information about the Rydex Series Funds. Each SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The SEC maintains the EDGAR database on its Web site (“http://www.sec.gov”) that contains each SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.942.8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of each SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Dynamic Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds’ investments is available in the annual and semi-annual reports. Also, in the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or each SAI in connection with the offering of Fund Shares. Do not rely on any such information or representations as having been authorized by the Funds or Rydex Global Advisors. This prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund, series of Rydex Dynamic Funds, SEC File number 811-9525. U.S. Government Money Market Fund, a series of Rydex Series Funds, SEC File number 811-7584.

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
www.rydexfunds.com

DYN-1-11/00